Taxation - Summary of Reconciliations of the Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Reconciliations of the Income Tax Expenses [Line Items]
Loss before income tax expenses (benefit) and share of results of equity method investees		¥ (5,830,975)	¥ (10,393,705)
Income tax credit computed at the PRC statutory income tax rate of 25%, Amount	¥ (289,201)	(1,457,744)	(2,598,426)
Income tax credit computed at the PRC statutory income tax rate of 25%	25.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount		(127,510)	114,036
Effect of preferential tax rate		29,108	29,362
Tax-free income		(9,110)	(33,657)
Effect of change in tax rate		1,054,824	(79,401)
Effect of different tax rate of different jurisdictions		(127,510)	114,036
Effect of additional deduction for qualified R&D expenses		(815,144)	(1,184,717)
Non-deductible expenses		512,324	(230,127)
Changes in valuation allowance, Amount	¥ 1,605,178	592,751	4,514,436
Changes in valuation allowances	(138.80%)
Others, Amount		150,721	(494,696)
Others, Amount	¥ 45,142
Others	(3.90%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount [Abstract]
Share-based compensation expenses	¥ 90,216
Effect of additional deduction for qualified R&D expenses	(854,918)
Effect of preferential tax rates	¥ (469,989)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent [Abstract]
Share-based compensation expenses	(7.80%)
Effect of additional deduction for qualified R&D expenses	73.90%
Effect of preferential tax rates	40.60%
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount [Abstract]
Tax loss prior year adjustment	¥ (2,014)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent [Abstract]
Tax loss prior year adjustment	0.20%
Income tax expenses (benefit)	¥ 13,585	¥ (69,780)	¥ 36,810
Income tax expenses	(1.20%)
Cayman [Member]
Summary of Reconciliations of the Income Tax Expenses [Line Items]
Statutory tax rate difference, Amount	27.90%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	¥ (322,695)
Effect of different tax rate of different jurisdictions	¥ (322,695)
British Virgin Islands [Member]
Summary of Reconciliations of the Income Tax Expenses [Line Items]
Statutory tax rate difference, Amount	6.70%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	¥ (77,859)
Effect of different tax rate of different jurisdictions	¥ (77,859)
Hong Kong [Member]
Summary of Reconciliations of the Income Tax Expenses [Line Items]
Statutory tax rate difference, Amount	(6.90%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	¥ 80,115
Effect of different tax rate of different jurisdictions	80,115
Changes in valuation allowance, Amount	¥ 17,921
Changes in valuation allowances	(1.50%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount [Abstract]
Unrealized Foreign Exchange Gain or Loss	¥ 137,107
Others	¥ 490
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent [Abstract]
Unrealized Foreign Exchange Gain or Loss	(11.90%)
Others	0.00%
Netherlands [Member]
Summary of Reconciliations of the Income Tax Expenses [Line Items]
Changes in valuation allowance, Amount	¥ 61,360
Changes in valuation allowances	(5.30%)
Others, Amount	¥ (7,268)
Others	0.60%